Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		12.17%	11.90%		8.12%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		16.51%	12.21%		7.87%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		18.32%	12.83%		8.41%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		19.03%	13.49%		9.03%
PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		19.16%	13.57%		9.12%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A with sales charges
Average Annual Return, Percent		2.60%	14.22%		6.09%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C with sales charges
Average Annual Return, Percent		6.71%	14.58%		5.85%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		8.21%	15.14%		6.38%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		8.82%	15.80%		6.97%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R2
Average Annual Return, Percent		8.47%	15.41%	4.84%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R4
Average Annual Return, Percent		8.72%	15.69%	5.10%
PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		9.00%	15.99%		7.12%
Without Sales Load [Member] | PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		18.70%	13.18%		8.74%
Without Sales Load [Member] | PGIM JENNISON GLOBAL EQUITY INCOME FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		17.51%	12.21%		7.87%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A without sales charges
Average Annual Return, Percent		8.57%	15.52%		6.69%
Without Sales Load [Member] | PGIM QUANT SOLUTIONS MID-CAP VALUE FUND - CLASS C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C without sales charges
Average Annual Return, Percent		7.71%	14.58%		5.85%
MSCI ACWI Index (ND) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (ND)
Average Annual Return, Percent		22.64%	14.61%		11.31%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[1]	21.45%	17.64%	14.61%	14.64%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Average Annual Return, Percent		7.86%	13.23%	7.98%	9.20%
S&P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Average Annual Return, Percent		6.38%	13.02%	8.77%	10.17%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap Index
Average Annual Return, Percent		10.79%	12.33%	9.84%	10.63%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.